Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001327567
Registrant Name	Palo Alto Networks, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES